Summary of Significant Accounting Policies- Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Contract Liabilities [Abstract]
Balance at beginning of year	$ 39,958	$ 150,158
Deposits received	16,852	240,043
Revenue recognized	(50,642)	(348,464)
Exchange difference	(961)	(1,779)
Balance at end of year	$ 5,207	$ 39,958